Income tax (Tables)	12 Months Ended
Dec. 31, 2016
Income tax [Abstract]
Schedule of current and deferred portion of income tax expenses
The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Current tax expenses	1,912	7,793	15,348
Deferred tax	-	(13,815)	1,483

Income tax (benefits) expenses	1,912	(6,022)	16,831

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate
Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2014, 2015 and 2016 is as follows:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	(36.68)%	23.47%	8.36%
Effect on tax rates in different tax jurisdiction	(0.52)%	(15.88)%	(1.01)%
Tax incentives relating to research and development expenditure	5.62%	(17.00)%	(8.87)%
Other non-deductible expenses	(1.59)%	0.60%	0.78%
Changes in valuation allowance	4.87%	(38.63)%	(7.80)%

Effective income tax rate	(3.30)%	(22.44)%	16.46%

Schedule of principal components of the deferred tax assets and liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2015	2016
	RMB	RMB

Deferred tax assets:
Logistics expenses accruals	9,387	1,989
Inventory write-down	3,702	5,404
Promotion expenses accruals	1,682	1,270
Outsourced labor cost	1,086	2,620
Promotion expenses paid but tax invoices not received	1,184	186
Salary and welfare payable	3,182	748
Professional fee accruals	1,147	1,307
Marketing expenses accruals	261	424
Allowance for doubtful accounts	167	295
Other accruals	583	1,034
Net operating loss carry forward	7,802	5,452

Less: valuation allowance	(16,368)	(8,397)

Deferred tax assets, net	13,815	12,332

Summary of movement of the valuation allowance	Movement of the valuation allowance is as follows:
	For Year Ended December 31,
	2015	2016
	RMB	RMB

Balance as of January 1	26,735	16,368
Reversals	(10,367)	(7,971)

Balance as of December 31	16,368	8,397